SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 29, 2021 USD ($)	Jun. 29, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding | €		€ 241,000,000
Less current portion of long-term debt	$ (1,428,000,000)				$ (677,000,000)
Total non-current portion of non-current borrowings	6,589,000,000				9,815,000,000
Total
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	7,416,000,000				9,860,000,000
Total Corporate
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	7,115,000,000				9,525,000,000
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	5,500,000,000
Borrowings outstanding	0				0
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings outstanding	$ 0				350,000,000
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings outstanding	$ 578,000,000				596,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.13%	3.13%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings outstanding	$ 435,000,000				448,000,000
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.95%	0.95%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings outstanding	$ 889,000,000				917,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%	1.00%
€1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000,000,000
Borrowings outstanding	$ 636,000,000		$ 625,000,000	€ 529,000,000	1,234,000,000
€1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%	2.25%	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings outstanding	$ 289,000,000		$ 290,000,000		747,000,000
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.60%	3.60%	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings outstanding	$ 183,000,000		$ 183,000,000		256,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.13%	6.13%	6.125%	6.125%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings outstanding	$ 885,000,000				913,000,000
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings outstanding	$ 399,000,000		$ 401,000,000		745,000,000
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.55%	4.55%	4.55%	4.55%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings outstanding	$ 494,000,000				494,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%	4.25%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000
Borrowings outstanding	$ 671,000,000				671,000,000
1.5 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%	7.25%
1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000
Borrowings outstanding	$ 428,000,000				428,000,000
1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 143,000,000				218,000,000
Other loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.10%	3.10%
Other loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	3.50%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 260,000,000	€ 219,000,000			304,000,000
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.16%	1.16%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 825,000,000				1,204,000,000
Other loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.10%	0.10%
Other loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%	2.30%
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings	$ 5,988,000,000				9,183,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(167,000,000)				(183,000,000)
Total non-current portion of non-current borrowings	601,000,000				632,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	77,000,000				83,000,000
Americas | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 77,000,000				83,000,000
Americas | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%
Americas | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%	9.50%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 224,000,000				252,000,000
Europe, Asia & Africa | EBRD Facility
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 105,000,000				129,000,000
Europe, Asia & Africa | EBRD Facility | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.10%	2.10%
Europe, Asia & Africa | EBRD Facility | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.40%	2.40%
Europe, Asia & Africa | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 119,000,000				$ 123,000,000
Europe, Asia & Africa | Other loans | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%
Europe, Asia & Africa | Other loans | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.20%	6.20%